Material accounting policies - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit	£ (219,443)		£ (207,706)
Cash flows from (used in) operating activities	(7,060)	£ (16,186)
Cash and cash equivalents	£ 11,639	£ 24,644	£ 17,225	£ 41,912